Regulatory Requirements and Other Restrictions Regulatory Requirements (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Truist Financial Corporation
CET1 Capital:
Minimum Capital(1)	[1]	4.50%
Actual Capital, Ratio		10.10%	9.00%
Actual Capital, Amount		$ 42,671	$ 39,098
Tier 1 Capital:
Minimum Capital(1)	[1]	6.00%
Well-Capitalized		6.00%
Actual Capital, Ratio		11.60%	10.50%
Actual Capital, Amount		$ 49,341	$ 45,768
Total Capital:
Minimum Capital(1)	[1]	8.00%
Well-Capitalized		10.00%
Actual Capital, Ratio		13.70%	12.40%
Actual Capital, Amount		$ 58,063	$ 54,072
Leverage Capital:
Minimum Capital(1)	[1]	4.00%
Actual Capital, Ratio		9.30%	8.50%
Actual Capital, Amount		$ 49,341	$ 45,768
Supplementary Leverage Capital:
Minimum Capital(1)	[1]	3.00%
Actual Capital, Ratio		7.90%	7.30%
Actual Capital, Amount		$ 49,341	$ 45,768
Truist Financial Corporation | Min
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Stressed Capital Conservation Buffer		2.90%
Truist Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Banking Regulation, Capital Conservation Buffer, Capital Conserved, Minimum		2.50%
CET1 Capital:
Minimum Capital(1)	[1]	4.50%
Actual Capital, Ratio		11.70%	10.60%
Well-Capitalized		6.50%
Actual Capital, Amount		$ 48,387	$ 45,237
Tier 1 Capital:
Minimum Capital(1)	[1]	6.00%
Well-Capitalized		8.00%
Actual Capital, Ratio		11.70%	10.60%
Actual Capital, Amount		$ 48,387	$ 45,237
Total Capital:
Minimum Capital(1)	[1]	8.00%
Well-Capitalized		10.00%
Actual Capital, Ratio		13.30%	12.10%
Actual Capital, Amount		$ 55,227	$ 51,633
Leverage Capital:
Minimum Capital(1)	[1]	4.00%
Well-Capitalized		5.00%
Actual Capital, Ratio		9.20%	8.50%
Actual Capital, Amount		$ 48,387	$ 45,237
Supplementary Leverage Capital:
Minimum Capital(1)	[1]	3.00%
Actual Capital, Ratio		7.90%	7.30%
Actual Capital, Amount		$ 48,387	$ 45,237

[1]	Truist is subject to an SCB requirement of 2.9% applicable to Truist as of December 31, 2023. Truist’s SCB requirement, received in the 2023 CCAR process, is effective from October 1, 2023 to September 30, 2024. Truist Bank is subject to a CCB requirement of 2.5%. The SCB and CCB are amounts above the minimum levels designed to ensure that banks remain well-capitalized, even in adverse economic scenarios.